Business Segments [Text Block]	6 Months Ended
Sep. 30, 2020
Segment Reporting [Abstract]
Business Segments [Text Block]
17.    BUSINESS SEGMENTS
The reportable segments of the MUFG Group are subject to the periodical review by the Executive Committee, which represents the MUFG Group’s chief operating decision maker, to determine the allocation of management resources and assess performance. The MUFG Group has established its business units according to the characteristics of customers and the nature of the underlying business. Each business unit engages in business activities based on comprehensive strategies developed for and aimed at respective targeted customers and businesses. The business segment information is primarily based on the financial information prepared in accordance with accounting principles generally accepted in Japan as adjusted in accordance with internal management accounting rules and practices. Accordingly, the format and information are not consistent with the accompanying condensed consolidated financial statements prepared on the basis of U.S. GAAP. A reconciliation is provided for the total amounts of segments’ operating profit with income before income tax expense under U.S. GAAP.
The MUFG Group integrated the operations of its consolidated subsidiaries into six business segments.—Retail & Commercial Banking, Japanese Corporate & Investment Banking, Global Corporate & Investment Banking, Global Commercial Banking, Asset Management & Investor Services, and Global Markets.
The following is a brief explanation of the MUFG Group’s business segments:
Retail
 & Commercial Banking Business Group
—Covers the domestic retail and commercial banking businesses of MUFG Bank, Mitsubishi UFJ Trust and Banking, Mitsubishi UFJ Securities Holdings, Mitsubishi UFJ NICOS and other group companies of MUFG. This business group offers retail and small and medium-sized
enterprise customers in Japan an extensive array of commercial banking, trust banking and securities products and services.
Japanese Corporate
 & Investment Banking Business Group
—Covers the large Japanese corporate businesses of MUFG Bank, Mitsubishi UFJ Trust and Banking and Mitsubishi UFJ Securities Holdings, including the transaction banking, investment banking, trust banking and securities businesses. This business group offers large Japanese corporations advanced financial solutions designed to respond to their diversified and globalized needs and to contribute to their business and financial strategies through the global network of the MUFG group companies.
Global Corporate
 & Investment Banking Business Group
—Covers the global corporate, investment and transaction banking businesses of MUFG Bank and Mitsubishi UFJ Securities Holdings. Through a global network of offices and branches, this business group provides non-Japanese
large corporate and financial institution customers outside Japan with a comprehensive set of solutions that meet their increasingly diverse and sophisticated financing needs.
Global Commercial Banking Business Group
—Covers the retail and commercial banking businesses of MUFG Union Bank and Krungsri. Starting in the previous fiscal year ended March 31, 2020, this business group also covers Bank Danamon. This business group offers a comprehensive array of financial products and services such as loans, deposits, fund transfers, investments and asset management services for local retail, small and medium-sized
enterprise, and corporate customers across the Asia-Pacific region.
Asset Management
 & Investor Services Business Group
—Covers the asset management and asset administration businesses of Mitsubishi UFJ Trust and Banking and MUFG Bank. Starting in the previous fiscal year ended March 31, 2020, this business group also covers First Sentier Investors. By integrating the trust banking expertise of Mitsubishi UFJ Trust and Banking and the global strengths of MUFG Bank, the business group offers a full range of asset management and administration services for corporations and pension funds, including pension fund management and administration, advice on pension structures, and payments to beneficiaries, and also offer investment trusts for retail customers.
Global Markets Business Group
—Covers the customer business and the treasury operations of MUFG Bank, Mitsubishi UFJ Trust and Banking and Mitsubishi UFJ Securities Holdings. The customer business includes sales and trading in fixed income instruments, currencies, equities and other investment products as well as origination and distribution of financial products. The treasury operations include asset and liability management as well as global investments for the MUFG Group.
Other
—Consists mainly of the corporate centers of MUFG, MUFG Bank, Mitsubishi UFJ Trust and Banking and Mitsubishi UFJ Morgan Stanley Securities. The elimination of duplicated amounts of net revenues among business segments is also reflected in Other.
Management does not use information on segments’ total assets to allocate resources and assess performance. Accordingly, business segment information on total assets is not presented.
The MUFG Group made modifications to its internal management accounting rules and practices to clarify the responsibility for profits of each business segment, effective April 1, 2020. Major rule changes are (i) allocation of adjustments related to the derivative counterparty risk previously included in Other to the Global Markets Business Group, which holds the derivative assets, and (ii) reorganization of functions between the Retail & Commercial Banking Business Group, the Japanese Corporate & Investment Banking Business Group, the Global Corporate & Investment Banking Business Group and Other due to refinement of the business segment definition. These modifications had the following impact on its previously reported business segment information for the six months ended September 30, 2019:

•
increasing the operating profits of the Global Markets Business Group, the Japanese Corporate & Investment Banking Business Group and the Global Corporate & Investment Banking Business Group by ¥12.1 billion, ¥7.2 billion and ¥6.9 billion, respectively; and

•	reducing the operating profits of Other, the Retail & Commercial Banking Business Group and the Global Commercial Banking Business Group by ¥24.4 billion, ¥4.4 billion and ¥1.4 billion, respectively.

	Customer Business
	Retail & Commercial Banking Business Group	Japanese Corporate & Investment Banking Business Group	Global Corporate & Investment Banking Business Group	Global Commercial Banking Business Group	Asset Management & Investor Services Business Group	Total	Global Markets Business Group	Other	Total
	(in billions)
Six months ended September 30, 2019:
Net revenue:	¥723.9	¥276.2	¥199.6	¥366.5	¥101.3	¥1,667.5	¥336.1	¥2.2	¥2,005.8
BK and TB (1):	345.1	210.0	137.2	(0.8)	45.6	737.1	239.4	35.1	1,011.6
Net interest income	225.5	92.4	59.5	0.1	0.8	378.3	71.8	40.5	490.6
Net fees	105.2	92.4	78.0	—	44.8	320.4	(6.5)	(22.6)	291.3
Other	14.4	25.2	(0.3)	(0.9)	—	38.4	174.1	17.2	229.7
Other than BK and TB	378.8	66.2	62.4	367.3	55.7	930.4	96.7	(32.9)	994.2
Operating expenses	590.4	160.2	126.8	270.8	65.3	1,213.5	113.3	60.7	1,387.5

Operating profit (loss)	¥133.5	¥116.0	¥72.8	¥95.7	¥36.0	¥454.0	¥222.8	¥(58.5)	¥618.3

Six months ended September 30, 2020:
Net revenue:	¥662.7	¥249.8	¥197.5	¥415.3	¥138.1	¥1,663.4	¥461.7	¥4.1	¥2,129.2
BK and TB (1) :	304.9	198.3	117.6	0.4	46.8	668.0	343.6	38.0	1,049.6
Net interest income	203.6	79.4	57.9	0.5	2.2	343.6	103.4	44.2	491.2
Net fees	90.6	95.9	67.5	—	44.6	298.6	1.4	(27.3)	272.7
Other	10.7	23.0	(7.8)	(0.1)	—	25.8	238.8	21.1	285.7
Other than BK and TB	357.8	51.5	79.9	414.9	91.3	995.4	118.1	(33.9)	1,079.6
Operating expenses	553.6	152.5	131.8	264.3	101.5	1,203.7	112.5	77.6	1,393.8

Operating profit (loss)	¥109.1	¥97.3	¥65.7	¥151.0	¥36.6	¥459.7	¥349.2	¥(73.5)	¥735.4

Note:	(1)	“BK and TB” is a sum of MUFG Bank on a stand-alone basis and Mitsubishi UFJ Trust and Banking on a stand-alone basis.
Reconciliation
As set forth above, the measurement basis and the income and expense items of the internal management reporting system are different from the accompanying condensed consolidated statements of income. Therefore, it is impracticable to present reconciliations of all of the business segments’ information, other than operating profit, to corresponding items in the accompanying condensed consolidated statements of income.

A reconciliation of operating profit under the internal management reporting system for the six months ended September 30, 2019 and 2020 above to income before
i
ncome tax expense shown in the accompanying condensed consolidated statements of income is as follows:

	Six months ended September 30,
	2019	2020
	(in billions)
Operating profit	¥618	¥735
Provision for credit losses	(102)	(210)
Foreign exchange gains (losses)—net	(32)	87
Trading account profits —net	505	83
Equity investment securities gains (losses)—net	(26)	694
Debt investment securities losses—net	(136)	(204)
Equity in earnings of equity method investees—net	165	140
Impairment of goodwill	(241)	(106)
Reversal of off-balance sheet credit instruments	63	37
Other—net	24	(110)

Income before income tax expense	¥838	¥1,146